Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Net Income	$ 136,740	$ 74,042	$ 52,729
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of Premiums on Investments and Deferred Origination Costs	(39,625)	(25,014)	(13,642)
Depreciation and amortization of tangible and intangible assets	39,533	37,556	24,155
Amortization of loss on settlement of interest rate swaps	52,701	11,103	7,515
Amortization and Impairment of Mortgage Servicing Rights, Net of Recoveries	31,852	200,941	135,478
Deferred Income Tax Expense (Benefit)	98,533	(31,417)	44,160
Provision for loan and lease losses	12,038	31,999	49,704
Loss on other real estate owned	6,372	7,962	14,471
Gain on Sale of Investments, Net	(4,225)	0	(15,892)
Loss (Gain) on Extinguishment of Debt, Net	(49,150)	0	(4,400)
Write Down of Indemnification Asset	0	0	(8,680)
Share-based compensation expense	4,779	4,252	3,732
Payments for settlement of forward interest rate swaps	(53,226)	(65,306)	(4,816)
Other operating activities	10,644	1,506	439
Changes in operating assets and liabilities:
Loans held for sale, including proceeds from sales and repayments	785,244	(1,674,185)	(991,814)
Other assets	235,651	282,163	(60,646)
Accounts payable and accrued liabilities	18,181	70,434	26,672
Net cash provided by (used in) operating activities	1,365,292	(1,023,936)	(696,191)
Investment securities available for sale:
Purchases	(212,399)	(210,717)	(1,223,649)
Proceeds from sales	159,043	0	676,340
Proceeds from prepayments and maturities	542,980	548,060	654,851
Investment securities held to maturity:
Purchases	(37,982)	(14,917)	(163,872)
Proceeds from prepayments and maturities	68,673	59,654	16,451
Net Proceeds from sale of (purchases of) Reverse Repurchase Agreements	0	0	25,000
Purchases of other investments	(107,675)	(145,328)	(32,655)
Proceeds from sale of other investments	137,716	85,533	37,512
Net change in loans and leases held for investment	(1,065,181)	(1,679,579)	(1,335,415)
Purchases of premises and equipment, including equipment under operating leases	(19,173)	(46,913)	(62,754)
Proceeds related to sale or settlement of real estate owned	67,326	48,366	45,255
Proceeds from insured foreclosure claims	227,271	98,051	213,512
Purchases of Mortgage Servicing Rights	(74,889)	(4,914)	(4,679)
Other investing activities	25,140	6,776	(3,936)
Net cash used in investing activities	(289,150)	(4,007,743)	(1,158,039)
Financing Activities:
Net increase in nonmaturity deposits	579,187	1,464,991	544,088
Net increase in time deposits	(450,923)	1,408,249	71,825
Net change in repurchase agreements	(142,322)	122,322	0
Increase in short-term Federal Home Loan Bank (FHLB) advances	153,500	130,000	370,500
Proceeds from long-term FHLB advances	400,000	2,036,000	191,858
Repayments of long-term FHLB advances	(1,184,427)	(371,928)	(190,240)
Payments for Settlement of Contingent Consideration	(24,000)	0	0
Proceeds from Issuance of Common Stock	13,041	257,827	1,672
Proceeds from Issuance of Preferred Stock Net	0	144,325	0
Principal Repayments of Long-term Debt, Including Early Extinguishment	0	0	(5,620)
Other financing activities	16,334	11,174	4,093
Net cash provided by financing activities	(672,278)	5,180,612	979,990
Net change in cash and cash equivalents	403,864	148,933	(874,240)
Cash and cash equivalents at beginning of period	443,914	294,981	1,169,221
Cash and cash equivalents at end of period	847,778	443,914	294,981
Interest Paid	175,932	139,454	138,080
Income Taxes Paid	79,627	34,344	(25,651)
Warehouse Lending Division, MetLife Bank, N.A. [Member]
Investment securities held to maturity:
Cash paid for acquisition	0	(351,071)	0
Business Property Lending, Inc. [Member]
Investment securities held to maturity:
Cash paid for acquisition	$ 0	$ (2,400,744)	$ 0